Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies1 [Abstract]
Basis of preparation	The financial statements of the Group have been prepared in accordance with IFRS® Accounting Standards as issued by the
International Accounting Standards Board (“IASB”).
As required by the United States Securities and Exchange Commission, the financial statements include the consolidated statements of financial position as at 31 December 2025 and 2024 and the consolidated income statements and statements of comprehensive income, changes in equity and cash flows for the years ended 31 December 2025, 2024 and 2023 and the related notes.
The consolidated financial statements were authorised for issue by the Board of Directors on 30 March 2026.

Significant accounting judgements and estimates	Estimates and judgements are continually evaluated and are based on historical experience, discount rates and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial year are discussed below.
Mineral Reserves and Resources estimates
Mineral Reserves are estimates of the amount of product, inclusive of diluting materials and allowances for losses, which can be economically and legally extracted from the Group’s properties, as determined by life-of-mine schedules or pre-feasibility studies.
Mineral Resources are estimates, based on specific geological evidence and knowledge, including sampling, of the amount of product in situ, for which there is a reasonable prospect for eventual legal and economic extraction.
In order to calculate the reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, capital expenditure, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and grade of the mineral reserves and resources is based on exploration and sampling information gathered through appropriate techniques (primarily diamond drilling, reverse circulation drilling, air-core and sonic drilling), surface three-dimensional reflection seismics, ore body faces modelling, structural modelling, geological mapping, detailed ore zone wireframes and geostatistical estimation. This process may require complex and difficult geological judgements and calculations to interpret the data.
The Group is required to determine and report on the Mineral Reserves and Resources in accordance with the South African
Mineral Resource Committee (“SAMREC”) code and the United States Security and Exchange Commission Rule SK 1300 on an
annual basis. The Mineral Reserves and Resources were approved by the Competent Person.
Estimates of Mineral Reserves and Resources may change from year to year due to the change in economic, regulatory, infrastructural or social assumptions used to estimate ore reserves and resources, and due to additional geological data becoming available.
Changes in reported proved and probable reserves may affect the Group’s financial results and position in a number of ways, including the following:
•The recoverable amount used in the impairment calculations may be affected due to changes in estimated cash flows or timing thereof (refer to note 8);
•Amortisation and depreciation charges to profit or loss may change as these are calculated on the units-of-production method, or where the useful economic lives of assets change (refer to note 2);
•Provision for environmental rehabilitation costs may change where changes in ore reserves affect expectations about the timing or cost of these activities (refer to note 29.1); and
•The carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits
(refer to note 27).
Changes in reported measured and indicated resources may affect the Group’s financial results and position in a number of ways, including the following:
•The recoverable amount used in the impairment calculations may be affected due to changes in estimated market value of resources exclusive of reserves (refer to note 8); and
•Amortisation and depreciation charges for the mineral rights asset at the Australian operations may change as a result of the change in the portion of mineral rights asset being transferred from the non-depreciable component to the depreciable component (refer to note 2).
Carrying value of property, plant and equipment
All mining assets are amortised using the units-of-production method where the mine operating plan calls for production from proved and probable mineral reserves.
Mobile and other equipment are depreciated over the shorter of the estimated useful life of the asset or the estimate of mine life based on proved and probable mineral reserves.
The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on proved and probable mineral reserves. This would generally result from the extent that there are significant changes in any of the factors or assumptions used in estimating mineral reserves. These factors could include:
•Changes in proved and probable mineral reserves;
•Unforeseen operational issues at mine sites;
•Changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign currency exchange rates;
and
•Changes in mineral reserves could similarly impact the useful lives of assets depreciated on a straight-line basis, where those lives are limited to the life of the mine.
1.Basis of preparation continued
The Group reviews and tests the carrying value of long-lived assets when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing the recoverable amounts to these carrying values. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets and liabilities. If there are indications that impairment or reversal of impairment may have occurred, estimates are prepared of recoverable amounts of each group of assets. The recoverable amounts of cash-generating units (“CGU”) and individual assets have been determined based on the higher of value in use and fair value less cost of disposal (“FVLCOD”) calculations. Expected future cash flows used to determine the value in use or FVLCOD of property, plant and equipment are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the gold, silver and copper prices, discount rates, foreign currency exchange rates, inflation rates, resource valuations (determined based on comparable market transactions), estimates of costs to produce reserves, future capital expenditure and stockpile grade and recoveries (Peru).
The Group used FVLCOD to determine the recoverable amount of each CGU.
Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2025	2024	2023

US$ Gold price per ounce – year 1	US$4,060	US$2,590	US$1,910
US$ Gold price per ounce – year 2	US$3,960	US$2,550	US$1,875
US$ Gold price per ounce – year 3	US$3,810	US$2,470	US$1,800
US$ Gold price per ounce – year 4	US$3,580	US$2,400	US$1,760
US$ Gold price per ounce – year 5 onwards	US$3,130	US$2,160	US$1,720
Rand Gold price per kilogram – year 1	R2,190,530	R1,465,000	R1,110,000
Rand Gold price per kilogram – year 2	R2,189,480	R1,420,000	R1,060,000
Rand Gold price per kilogram – year 3	R2,177,520	R1,410,000	R1,030,000
Rand Gold price per kilogram – year 4	R2,070,810	R1,370,000	R1,020,000
Rand Gold price per kilogram – year 5 onwards	R1,826,740	R1,233,000	R990,000
A$ Gold price per ounce – year 1	A$6,050	A$4,020	A$2,830
A$ Gold price per ounce – year 2	A$5,790	A$3,810	A$2,690
A$ Gold price per ounce – year 3	A$5,455	A$3,670	A$2,570
A$ Gold price per ounce – year 4	A$5,095	A$3,510	A$2,500
A$ Gold price per ounce – year 5 onwards	A$4,435	A$3,120	A$2,430
US$ Copper price per tonne – year 1	US$11,100	US$9,600	US$8,500
US$ Copper price per tonne – year 2	US$11,070	US$10,050	US$8,700
US$ Copper price per tonne – year 3	US$10,800	US$10,260	US$8,900
US$ Copper price per tonne – year 4	US$11,320	US$10,600	US$8,600
US$ Copper price per tonne – year 5 onwards	US$9,930	US$9,260	US$8,400
US$ Silver price per tonne – year 1	US$49	US$32	US$23
US$ Silver price per tonne – year 2	US$48	US$32	US$23
US$ Silver price per tonne – year 3	US$44	US$30	US$23
US$ Silver price per tonne – year 4	US$42	US$30	US$22
US$ Silver price per tonne – year 5 onwards	US$38	US$28	US$22
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
•Ghana (with infrastructure)	—	US$70	US$79
•Chile (without infrastructure)	—	US$36	US$40
Discount rates
•South Africa – nominal	14.3%	15.9%	16.8%
•Ghana – real	16.4%	12.9%	13.5%
•Peru – real	7.8%	8.3%	7.7%
•Australia – real	7.1%	6.7%	6.2%
•Chile – real	7.4%	8.7%	8.9%
Inflation rate – South Africa[1]	3.1%	4.6%	4.5%
[1]Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa.
In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.
Accounting policies continued

	2025	2024	2023

Life-of-mine
•South Deep[1]	83 years	85 years	73 years
•Tarkwa[2]	17 years	11 years	12 years
•Damang[3]	0 years	1 year	2 years
•Cerro Corona	5 years	6 years	7 years
•St Ives	10 years	9 years	8 years
•Agnew	5 years	5 years	5 years
•Granny Smith	10 years	10 years	11 years
•Gruyere	9 years	8 years	9 years
•Salares Norte	11 years	11 years	10 years
Long-term exchange rates
US$/ZAR – year 1	16.78	17.59	18.08
US$/ZAR – year 2	17.20	17.32	17.58
US$/ZAR – year 3	17.78	17.76	17.80
US$/ZAR – year 4	17.99	17.76	18.03
US$/ZAR – year 5 onwards	18.15	17.76	17.90
A$/US$ – year 1	0.67	0.64	0.67
A$/US$ – year 2	0.68	0.67	0.70
A$/US$ – year 3	0.70	0.67	0.70
A$/US$ – year 4	0.70	0.68	0.70
A$/US$ – year 5 onwards	0.71	0.69	0.71
1In line with the 2024 ramp-up plan limiting production to 11tpa of gold, resulting in an increase of the life-of mine.
2In November 2025, Gold Fields published an out-of-cycle Mineral Resources and Mineral Reserves declaration for Tarkwa. In this declaration, managed Mineral Reserves increased to 7.4 million ounces from 4.3 million ounces in the 2024 declaration and managed Mineral Resources (inclusive of Reserves) increased to 11.2 million ounces, from 8.9 million ounces. The approximately 70% increase in attributable Reserves was driven by a higher Reserve gold price of known Mineral Resources, together with the removal of key operational constraints. The updated declaration is based on the assumption that the mining lease will be renewed. Refer note 8 for further details.
[3]During 2025, Gold Fields worked closely with the Government of Ghana to develop a transition plan for the Damang mine. Damang will qualify as an abandoned asset and will be classified as a discontinued operation from mid-April 2026, when the 12-month lease extension comes to an end, at which point Gold Fields will transfer ownership of the mine to the Government of Ghana.
Management performed an assessment for impairment triggers, as well as indicators for reversal of previously recorded impairment losses at 31 December 2025. Where CGUs had previously been impaired, management considered whether the impairment losses no longer exist or might have decreased.
At 31 December 2025, the Group reversed an impairment of US$285.1 million (R4,721.9 million) in respect of property, plant and equipment relating to the South Deep CGU as a result of significantly higher gold prices and the stabilisation of the ramp-up at the
South Deep mine during 2025. The impairment reversal was limited to what the carrying amounts of the CGU would have been at
31 December 2025 had the assets not been impaired. There were no reversals of impairment in 2024 or 2023.
Management considered general and specific factors for the Tarkwa and Cerro Corona CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, taking into consideration the specific circumstances of each asset (including those that led to the original impairment losses), the impairment losses had not reversed.
Management resolved it to be appropriate for no reversal of previously recognised impairment losses to be recorded for the
Tarkwa and Peru CGU at 31 December 2025.
Cerro Corona
Cerro Corona stopped mining in 2025 and the site will process only stockpiles for the remainder of its life-of-mine. There is uncertainty about whether declared stockpile grade and recovery will meet expectations, which can only be confirmed during processing.
Due to this uncertainty, management has run a number of sensitivity analyses to assess potential reductions in the actual grade achieved between 2.5% and 10.% and lower recoveries achieved between 1% to 4% from processing the long-term low-grade stockpiles. The different scenarios resulted in a range of outcomes reasonably supporting the conclusion in terms of IAS 36
Impairment of Assets that the underlying reasons for the original impairment have not been removed nor has the service potential of the asset increased. As a result, management concluded that no impairment reversal should be recorded.
Tarkwa
At Tarkwa, five of Gold Fields’ six mining leases and its existing Development Agreement ("DA") are due to expire in April 2027.
Consistent with the agreement reached with the Government of Ghana in April 2025 in respect of the Damang mining lease, Gold
Fields submitted in November 2025, an application for the renewal of the Tarkwa mining leases, together with supporting technical reports, in accordance with applicable law. Negotiations on the Tarkwa lease renewals are taking place in an environment where the Government of Ghana is reviewing mining legislation and fiscal dispensation for mining in the country.
1.Basis of preparation continued
In December 2025, the Government of Ghana tabled a Legislative Instrument ("LI") in Parliament to effect new regulations which introduce new royalty rates in Ghana for gold and other minerals (except Lithium). The LI was approved effective 10 March 2026 with a royalty range of 5% to 12% on a sliding scale, depending on global gold prices. As a measure of relief, The Government of
Ghana has agreed to reduce the Growth and Sustainability Levy on the mining sector back to 1% from 3% previously applicable.
Gold Fields has a Development Agreement (DA), which provides a range of fiscal concessions and includes key stabilising provisions in relation to taxes, royalties and other matters. However, the DA protects Tarkwa from these royalty changes until
April 2027.
Gold Fields is seeking to progress its ongoing discussions with representatives of the Government of Ghana regarding the proposed extension of the Tarkwa mining leases and related fiscal terms, including the extension of the DA. However, no agreement has been reached yet and there is no assurance that an agreement will be concluded and the terms of any renewal are uncertain.
Due to this uncertainty, management has run a number of sensitivity analyses to assess potential outcomes of the negotiations with the Government of Ghana, including changes to royalty rates, discount rates, shorter lease periods and a scenario where the mining lease is not renewed. The different scenarios resulted in a range of outcomes reasonably supporting the conclusion in terms of IAS 36 Impairment of Assets that the underlying reasons for the original impairment have not been removed nor has the service potential of the asset increased. As a result, management concluded that no impairment or reversal of impairment should be recorded.
The FVLCOD calculations are sensitive to the gold and copper price assumptions and an increase or decrease in the gold or copper price could materially change the FVLCOD. Should there be a significant decrease in the gold or copper price, the Group would take actions to assess the implications on the life-of-mine plans, including the determination of reserves and resources and the appropriate cost structure for the CGUs. Refer to notes 8 and 17 for further details.
The carrying amount of property, plant and equipment at 31 December 2025 was US$11,336.8 million (2024: US$7,298.4 million).
Business combinations and asset acquisitions
The acquisition method of accounting is used to account for business combinations by the Group. If a transaction does not meet the definition of a business under IFRS Accounting Standards, the transaction is recorded as an asset acquisition.
Acquisition of Osisko Mining Incorporated
On 2 May 2023, Gold Fields acquired a 50% interest in the Windfall Project from Osisko. On 25 October 2024, Gold Fields acquired 100% of the issued share capital of Osisko. This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the Windfall Project. Refer note 18.2 for further details.
The only significant asset acquired in Osisko is the additional 50% interest in the Windfall Project. As part of the acquisition,
Gold Fields did not acquire sufficient infrastructure or processes, including an organised workforce, which could develop the acquired inputs into an operating mine. Accordingly, the transaction was accounted for as an asset acquisition. The Group elected to recognise the previously held 50% interest in the Windfall Project at its carrying value as part of the total cost of the asset acquisition.
For asset acquisitions, the total consideration paid at acquisition date is allocated based on relative fair values to the identifiable assets acquired and liabilities assumed. Expected future cash flows have been used to determine the fair value at acquisition date and are inherently uncertain. They are significantly affected by a number of factors including reserves, production start date estimates, together with economic factors such as the gold price, discount rates, foreign currency exchange rates, resource valuations (determined based on comparable market transactions), estimates of costs to produce reserves and future capital expenditure.
The key assumptions used for measurement of the fair values of Osisko's assets acquired and liabilities assumed were as follows:

25 October 2024

C$ Gold price per ounce – year 1	C$3,067
C$ Gold price per ounce – year 2	C$3,004
C$ Gold price per ounce – year 3 onwards	C$2,760
Discount rates – real	7.9%
Life-of-mine	15 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$37
Long-term exchange rates
C$/US$ – years 1 and 2	0.75
C$/US$ – year 3 onwards	0.76
Accounting policies continued
Acquisition of Gold Road
On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold Project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”).
On 5 May 2025, Gold Fields entered into an agreement to acquire 100% of the issued and outstanding share capital of Gold
Road. This represents a direct acquisition of Gold Road, as well as an indirect acquisition of the remaining 50% interest in the
Gruyere Gold Project. Refer note 18.3 for further details.
When a joint operation is acquired through stages that results in control of an entity that is a business, the transaction is treated as a business combination achieved in stages. Expected future cash flows have been used to determine the fair value at acquisition date and are inherently uncertain. They are significantly affected by a number of factors including reserves, together with economic factors such as the gold price, discount rates, foreign currency exchange rates, resource valuations (determined based on comparable market transactions), estimates of costs to produce reserves and future capital expenditure.
The key assumptions used for measurement of the fair values of assets acquired and liabilities assumed and the previously held
50% interest were as follows:

26 September 2025

A$ Gold price per ounce – year 1	A$4,619
A$ Gold price per ounce – year 2	A$4,960
A$ Gold price per ounce – year 3	A$4,494
A$ Gold price per ounce – year 4	A$4,117
A$ Gold price per ounce – year 5 onwards	A$3,675
Discount rates – real	6.8%
Life-of-mine	9 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$106.7
Long-term exchange rates
A$/US$ – years 1	0.70
A$/US$ – years 2	0.67
A$/US$ – years 3	0.70
A$/US$ – year 4 onwards	0.72
Commencement of commercial levels of production
The Group assesses the stage of each mine construction project to determine when a mine moves into the production stage.
The criteria used to assess the start date are determined based on the unique nature of each mine construction project. The
Group considers various relevant criteria to assess when the mine is substantially complete, ready for its intended use and moves into the production stage. Some of the criteria would include, but are not limited to the following:
•The level of capital expenditure compared to the construction cost estimates;
•Ability to produce metal in saleable form (within specifications); and
•Ability to sustain commercial levels of production of metal based on plant throughput and recoveries.
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities or ore reserve development.
Gold may be produced while bringing a mine to the condition necessary for it to be capable of operating as intended by management. The Group recognises the proceeds from selling gold as revenue and the associated production cost as cost of sales in profit or loss. The Group measures the cost of gold produced applying the measurement requirements of IAS 2 at normalised production levels using the life-of-mine planned production. Production costs in excess of normal production up to reaching commercial levels of production are capitalised as property, plant and equipment.
Salares Norte reached commercial levels of production on 31 August 2025.
Stockpiles, gold in process and product inventories
Costs that are incurred in or benefit the productive process are accumulated as stockpiles, gold in process, ore on leach pads and product inventories. Net realisable value tests are performed on a monthly basis for short-term stockpiles, gold in process and product inventories and represent the estimated future sales price of the product based on prevailing spot metals prices at the reporting date, less estimated costs to complete production and bring the product to sale.
Net realisable value tests are performed annually for long-term stockpiles and represent the estimated future sales price of the product based on long-term metal prices at the reporting date, less estimated costs to complete production and bring the product to sale on a discounted basis. Refer pages 53 to 54 for long-term gold prices and below for the discount rates:

Discount rates	2025	2024

Ghana	6.6%	7.1%
Peru	5.8%	6.5%
Chile	5.9%	7.2%
1.Basis of preparation continued
Stockpiles, gold in process and product inventories continued
Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained gold ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile tonnages are verified by periodic surveys.
Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered (metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor the recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.
Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write downs to net realisable value are accounted for on a prospective basis.
The carrying amount of total gold in process and stockpiles (non-current and current) at 31 December 2025 was US$845.2 million
(2024: US$791.0 million). Refer to notes 2 and 23 for further details.
Provision for environmental rehabilitation costs
The Group’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for the provision of environmental rehabilitation costs in the period in which they are incurred. Actual costs incurred in future periods could differ materially from the estimates. Additionally, future changes to environmental laws and regulations, life-of-mine estimates, inflation rates and discount rates could affect the carrying amount of this provision.
Refer to note 29.1 for details of key assumptions used to estimate the provision.
The carrying amounts of the provision for environmental rehabilitation costs at 31 December 2025 was US$594.5 million
(2024: US$475.5 million) of which US$105.3 million (2024: US$78.4 million) was classified as current and US$489.2 million
(2024: US$397.1 million) as non-current.
Income taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the liability for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact income tax and deferred tax in the period in which such determination is made. Refer note 11 for further details.
The Group recognises the future tax benefits related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction.
To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
Additionally, future changes in tax laws in the jurisdictions in which the Group operates could limit the ability of the Group to obtain tax deductions in future periods.
Carrying values at 31 December 2025:
•Deferred taxation liability: US$1,401.7 million (2024: US$503.8 million);
•Deferred taxation asset: US$38.2 million (2024: US$154.9 million);
•Taxation payable: US$311.5 million (2024: US$112.4 million); and
•Taxation receivable: US$73.4 million (2024: US$75.8 million).
Refer to notes 27 and 35 for further details and note 11 for details of unrecognised deferred tax assets.
Share-based payments
The Group issues equity-settled share-based payments to Executive Directors, certain officers and employees. The fair value of these instruments is measured at grant date, using the Monte Carlo simulation valuation models, which require assumptions regarding the estimated term of the option, share price volatility and expected dividend yield. While Gold Fields’ management believes that these assumptions are appropriate, the use of different assumptions could have an impact on the fair value of the option granted and the related recognition of the share-based payments expense in the consolidated income statement. Gold
Fields’ options have characteristics significantly different from those of traded options and therefore fair values may also differ.
Refer to note 6 for further details.
The income statement charge for the year ended 31 December 2025 was US$25.4 million (2024: US$4.4 million and 2023:
US$9.1 million).
Accounting policies continued
Contingencies
By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.
Such contingencies include, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments.
When a loss is considered probable and reasonably estimable, a liability is recorded based on the best estimate of the ultimate loss. The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of losses may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency. It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.
Refer to note 39 for details on contingent liabilities.
Consolidation	Consolidation
2.1Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred, other than those associated with the issue of debt or equity securities. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity.
The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, the difference is recognised directly in profit or loss.
If a transaction does not meet the definition of a business under IFRS Accounting Standards, the transaction is recorded as an asset acquisition. Accordingly, the total consideration paid at acquisition date is allocated based on relative fair values to the identifiable assets acquired and liabilities assumed. Acquisition-related costs are included in the consideration paid and capitalised. Any contingent consideration payable that is dependent on the purchaser’s future activity is not included in the consideration paid until the activity requiring the payment is performed. Any resulting future amounts payable are recognised in profit or loss when incurred. No goodwill and no deferred tax asset or liability arising from the assets acquired and liabilities assumed are recognised upon the acquisition of assets.
When an equity-accounted investment is acquired in stages and results in control of an entity that is not a business, the previously held interest is recognised at its carrying amount as part of the total cost of acquisition.
2.2Subsidiaries
Subsidiaries are all entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the relevant activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group until the date on which control ceases.
Inter-company transactions, balances and unrealised gains and losses on transactions between Group companies are eliminated.
Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
2.3Transactions with non-controlling interests
The Group treats transactions with non-controlling interests that do not result in loss of control as transactions with equity owners of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.
2.Consolidation continued
2.4Equity-accounted investees
The Group’s interests in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are recognised initially at cost, which includes transaction costs and an estimate of any contingent and other considerations. Subsequent to initial recognition and until the date on which significant influence or joint control ceases, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, as well as changes in the contingent and other considerations.
Results of associates and joint ventures are equity-accounted using the results of their most recent financial information. Any losses from associates or joint ventures are brought to account in the consolidated financial statements until the interest in such associates or joint ventures is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates or joint ventures.
The carrying value of an investment in associate and joint ventures represents the cost of the investment, including goodwill where relevant, a share of the post-acquisition retained earnings and losses, any other movements in reserves, any accumulated impairment losses, changes in value of the contingent and other considerations and other adjustments to align with Gold Fields accounting policies. The Group applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The carrying value is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less cost of disposal. If an impairment/reversal of impairment has occurred, it is recognised in profit or loss in the period in which the impairment/reversal of impairment arose.
2.5Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the use of assets and obligations for the liabilities of the arrangement. The Group accounts for activities under joint operations by recognising in relation to the joint operation, the assets it controls and the liabilities it incurs, the expenses it incurs and the revenue from the sale or use of its share of the joint operations’ output.

Business combinations	Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred, other than those associated with the issue of debt or equity securities. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity.
The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, the difference is recognised directly in profit or loss.
If a transaction does not meet the definition of a business under IFRS Accounting Standards, the transaction is recorded as an asset acquisition. Accordingly, the total consideration paid at acquisition date is allocated based on relative fair values to the identifiable assets acquired and liabilities assumed. Acquisition-related costs are included in the consideration paid and capitalised. Any contingent consideration payable that is dependent on the purchaser’s future activity is not included in the consideration paid until the activity requiring the payment is performed. Any resulting future amounts payable are recognised in profit or loss when incurred. No goodwill and no deferred tax asset or liability arising from the assets acquired and liabilities assumed are recognised upon the acquisition of assets.
When an equity-accounted investment is acquired in stages and results in control of an entity that is not a business, the previously held interest is recognised at its carrying amount as part of the total cost of acquisition.
Equity-accounted investees	Equity-accounted investees
The Group’s interests in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are recognised initially at cost, which includes transaction costs and an estimate of any contingent and other considerations. Subsequent to initial recognition and until the date on which significant influence or joint control ceases, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, as well as changes in the contingent and other considerations.
Results of associates and joint ventures are equity-accounted using the results of their most recent financial information. Any losses from associates or joint ventures are brought to account in the consolidated financial statements until the interest in such associates or joint ventures is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates or joint ventures.
The carrying value of an investment in associate and joint ventures represents the cost of the investment, including goodwill where relevant, a share of the post-acquisition retained earnings and losses, any other movements in reserves, any accumulated impairment losses, changes in value of the contingent and other considerations and other adjustments to align with Gold Fields accounting policies. The Group applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The carrying value is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less cost of disposal. If an impairment/reversal of impairment has occurred, it is recognised in profit or loss in the period in which the impairment/reversal of impairment arose.

Foreign currencies	Foreign currencies
3.1Functional and presentation currency
Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in
US Dollar, which is the Group’s presentation currency. The functional currency of the parent company is South African Rand.
3.2Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
3.3Foreign operations
The results and financial position of all the Group entities (none of which has the functional currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
Assets and liabilities are translated at the exchange rate ruling at the reporting date (ZAR/US$: 16.56; US$/A$: 0.67; US$/C$:
0.73 (2024: ZAR/US$: 18.84; US$/A$: 0.62; US$/C$: 0.70 and 2023: ZAR/US$: 18.30; US$/A$: 0.68; US$/C$: 0.75)). Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year (ZAR/US$:
17.88; US$/A$: 0.64; US$/C$: 0.72 (2024: ZAR/US$: 18.33; US$/A$: 0.66; US$/C$: 0.73 and 2023: ZAR/US$: 18.45; US$/A$: 0.66;
US$/C$: 0.74)), unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.
On consolidation, exchange differences arising from the translation of the net investment in foreign operations (i.e. the reporting entity’s interest in the net assets of that operation), and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the
Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is re-attributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

Property, plant and equipment	Property, plant and equipment
4.1Mine development and infrastructure
Mining assets, including mine development and infrastructure costs and mine plant facilities, are recorded at cost less accumulated depreciation and accumulated impairment losses.
Expenditure incurred to evaluate and develop new orebodies, to define mineralisation in existing orebodies and to establish or expand productive capacity, is capitalised until commercial levels of production are achieved, at which time the costs are amortised as set out below.
Development of orebodies includes the development of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Subsequent to this, costs are capitalised if the criteria for recognition as an asset are met.
4.2Borrowing costs
Borrowing costs incurred in respect of assets requiring a substantial period of time to prepare for their intended future use are capitalised to the date that the assets are substantially completed.
Borrowing costs capitalised are included in finance expense and adjusted for in cash generated from operating activities in the statement of cash flows.
4.3Mineral and surface rights
Mineral and surface rights are recorded at cost less accumulated amortisation and accumulated impairment losses. When there is little likelihood of a mineral right being exploited, or the recoverable amount of mineral rights has diminished below cost, an impairment loss is recognised in profit or loss in the year that such determination is made.
4.4Land
Land is shown at cost less accumulated impairment losses and is not depreciated.
4.5Other assets
Non-mining assets are recorded at cost less accumulated depreciation and accumulated impairment losses. These assets include the assets of the mining operations not included in mine development and infrastructure, capitalised borrowing costs, mineral and surface rights and land and all the assets of the non-mining operations.
4.6Amortisation and depreciation of mining assets
Amortisation and depreciation is determined to give a fair and systematic charge to profit or loss taking into account the nature of a particular ore body and the method of mining that ore body. To achieve this, the following calculation methods are used:
•Mining assets, including mine development and infrastructure costs, mine plant facilities and evaluation costs, are amortised over the life of the mine using the units-of-production method, based on estimated proved and probable ore reserves;
•Stripping activity assets are amortised on a units-of-production method, based on the estimated proved and probable ore reserves of the ore body to which the assets relate; and
•The mineral rights asset at the Australian operations are divided at the respective operations into a depreciable and a non-depreciable component. The mineral rights asset is initially capitalised to the mineral rights asset as a non-depreciable component.
Subsequently, and on an annual basis, as part of the preparation of the updated reserve and resource statement and preparation of the updated life-of-mine plan, a portion of resources will typically be converted to reserves as a result of ongoing resource definition drilling, resultant geological model updates and subsequent mine planning. Based on this conversion of resources to reserves a portion of the historic cost is allocated from the non-depreciable component of the mineral rights asset to the depreciable component of the mineral rights asset. Therefore, the category of non-depreciable mineral rights asset is expected to reduce and will eventually be fully allocated within the depreciable component of the mineral rights asset.
Each operation typically comprises a number of mines and the depreciable component of the mineral rights asset is therefore allocated on a mine-by-mine basis at the operation and is transferred at this point to mine development and infrastructure and is then amortised over the estimated proved and probable ore reserves of the respective mine on the units-of-production method.
The remaining non-depreciable component of the mineral rights asset is not amortised but, in combination with the depreciable component of the mineral rights asset and other assets included in the CGU, is evaluated for impairment when events and changes in circumstances indicate that the carrying amount may not be recoverable.
Proved and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits.
Certain mining plant and equipment included in mine development and infrastructure is depreciated on a straight-line basis over the lesser of their estimated useful lives or life-of-mine.
4.Property, plant and equipment continued
4.7Depreciation of non-mining assets
Non-mining assets are recorded at cost and depreciated on a straight-line basis over their current expected useful lives to their residual values. The assets’ useful lives, depreciation methods and residual values are reassessed at each reporting date and adjusted if appropriate.
4.8Depreciation of right-of-use assets
The right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset, using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use assets are depreciated over the useful life of the underlying asset.
In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.
4.9Mining exploration
Expenditure on advances solely for exploration activities is charged against profit or loss until the viability of the mining venture has been proven. Expenditure incurred on exploration “farm-in” projects is written off until an ownership interest has vested.
Exploration expenditure to define mineralisation at existing ore bodies is considered mine development costs and is capitalised until commercial levels of production are achieved.
Exploration activities at certain of the Group’s non-South African operations are broken down into defined areas within the mining lease boundaries. These areas are generally defined by structural and geological continuity. Exploration costs in these areas are capitalised to the extent that specific exploration programmes on existing ore bodies have yielded targets and/or results that warrant further exploration in future years.
4.10Impairment
Recoverability of the carrying values of long-term assets or CGUs of the Group are reviewed annually or whenever events or changes in circumstances indicate that such carrying values may not be recoverable. To determine whether a long-term asset or
CGU may be impaired, the higher of “value in use” (defined as: “the present value of future cash flows expected to be derived from an asset or CGU”) or “fair value less costs of disposal” (defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”) is compared to the carrying value of the asset/CGU. Impairment losses are recognised in profit or loss.
Previously recognised impairment losses are reversed when estimates change as a result of events occurring after the impairment was recognised. Impairment losses are reversed only to the extent that long-term assets or CGUs carrying amounts do not exceed the carrying amounts that would have been determined had no impairment been recognised. Reversals of previously recognised impairment losses are recognised in profit or loss.
A CGU is defined by the Group as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Generally for the Group this represents an individual operating mine, including mines which are part of a larger mine complex. The costs attributable to individual shafts/pits of a mine are impaired if the shaft/pit is closed/depleted.
Exploration targets in respect of which costs have been capitalised at certain of the Group’s international operations are evaluated on an annual basis to ensure that these targets continue to support capitalisation of the underlying costs. Those that do not are impaired.
When any infrastructure is closed down during the year, any carrying value attributable to that infrastructure is impaired.
4.11Gain or loss on disposal of property, plant and equipment
Any gain or loss on disposal of property, plant and equipment (calculated as the net proceeds from disposal less the carrying amount of the item) is recognised in profit or loss.
4.12Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration.
The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. Subsequent to initial recognition, the right-of-use asset is accounted for in accordance with the accounting policy applicable to that asset.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Accounting policies continued
4.Property, plant and equipment continued
4.12Leases continued
Subsequent to initial recognition, the lease liability is measured at amortised cost using the effective interest rate method. It is re-measured when there is a change in future lease payments:
•If there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee;
•If the Group changes its assessment of whether it will exercise a purchase, extension or termination option;
•If there is a revised in-substance fixed lease payment; and
•If there is a change in future lease payments resulting from a change in an index or a rate used to determine these payments.
When the lease liability is re-measured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term. Low-value assets relate mainly to cellphones, computer equipment and photocopiers.
4.13Deferred stripping
Production stripping costs in a surface mine are capitalised to property, plant and equipment if, and only if, all of the following criteria are met:
•It is probable that the future economic benefit associated with the stripping activity will flow to the entity;
•The entity can identify the component of the ore body for which access has been improved; and
•The costs relating to the stripping activity associated with that component can be measured reliably.
If the above criteria are not met, the stripping costs are recognised directly in profit or loss.
The Group initially measures the stripping activity asset at cost, this being the accumulation of costs directly incurred to perform the stripping activity that improves access to the identified component of ore.
After initial recognition, the stripping activity asset is carried at cost less accumulated amortisation and accumulated impairment losses.

Taxation	Taxation
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.
Current tax is measured on taxable income at the applicable statutory rate substantively enacted at the reporting date.
Interest and penalties are accounted for in current tax.
The Group determined that the global minimum top-up tax, which is required to be paid under the Pillar Two legislation, is an income tax in the scope of IAS 12. The Group applied a temporary mandatory relief from accounting for deferred taxation of the impacts of the top-up tax and accounts for it as a current tax when it is incurred.
Deferred taxation is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated tax rates which in turn are used in the determination of deferred taxation.
Deferred taxation is not recognised for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss and taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled.
Deferred tax liabilities are generally recognised for all taxable temporary differences. Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and equity-accounted investees except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.
Deferred tax assets relating to the carry forward of unutilised tax losses and/or deductible temporary differences are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or deductible temporary differences can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.
5.Taxation continued
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.
When assessing uncertain tax positions, the Group considers whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, that the Group used or plans to use in its income tax filing.
No provision is made for any potential taxation liability on the distribution of retained earnings by Group companies if it is probable that the related taxable temporary differences will not reverse in the foreseeable future.
Inventories	Inventories
Inventories are valued at the lower of cost and net realisable value. Gold on hand represents production on hand after the smelting process.
Cost is determined on the following basis:
•Gold on hand and gold in process is valued using weighted average cost. Cost includes production, amortisation and related administration costs;
•Heap leach and stockpile inventories are valued using weighted average cost. Cost includes production, amortisation and direct administration costs. The cost of materials on the heap leach and stockpiles, from which metals are expected to be recovered in a period longer than 12 months is classified as non-current assets; and
•Consumable stores are valued at weighted average cost, after appropriate provision for redundant and slow-moving items.
Net realisable value is determined with reference to relevant market prices or the estimated future sales price of the product if it is expected to be realised in the long term.
Financial instruments	Financial instruments
7.1Non-derivative financial instruments
Recognition and initial measurement
Trade receivables are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument. A financial asset or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and subsequent measurement
Financial assets – Classification policy
On initial recognition, an equity instrument is either classified as fair value through other comprehensive income (“FVOCI”) if an irrevocable election is made or FVTPL.
On initial recognition, a debt instrument is classified as:
•Amortised cost;
•FVOCI; or
•FVTPL.
A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:
•It is held with a business model whose objective is to collect contractual cash flows; and
•Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:
•It is held with a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets.
Accounting policies continued
7.Financial instruments continued
Non-derivative financial instruments continued
Financial assets – Measurement policy

Financial asset category	Description

Financial assets at amortised cost
These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.
Financial assets – Classification of financial assets
The following information is considered by the Group in determining the classification of financial assets:
•The Group’s business model for managing financial assets; and
•The contractual cash flow characteristics of the financial assets.
The business model assessment of the financial assets is based on the Group’s strategy and rationale for holding the financial assets on a portfolio level. When considering the strategy, the following is considered:
•Whether the financial assets are held to collect contractual cash flows;
•Whether the financial assets are held for sale; and
•Whether the financial assets are held for both collecting contractual cash flows and to be sold.
Financial assets – Assessment of contractual cash flows
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
Financial liabilities – Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.
Impairment
The Group recognises loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortised cost. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating
ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort.
This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls
(i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). At each reporting date, the Group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is “credit impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Derecognition of financial instruments
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Group derecognises a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.
7.Financial instruments continued
7.1.1Investments
Investments comprise listed and unlisted equity instruments and listed bonds. Equity instruments are designated at FVOCI and are accounted for at fair value, with unrealised gains and losses subsequent to initial recognition recognised in other comprehensive income and included in other reserves. Profit or loss realised when investments are sold or impaired are never reclassified to profit or loss. Listed bonds are measured at amortised cost which is deemed to be fair value as they have a short-
term maturity.
Purchases and sales of investments are recognised on the trade date, which is the date that the Group commits to purchase or sell the asset. Cost of purchase includes transaction costs. The fair value of listed investments is based on quoted bid prices.
7.1.2Cash and cash equivalents
Cash comprises cash on hand and demand deposits and cash equivalents are short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value and are measured at amortised cost which is deemed to be fair value as they have a short-term maturity.
Bank overdrafts, to the extent applicable, are included within current liabilities in the statement of financial position and within cash and cash equivalents in the statement of cash flows.
7.1.3Trade receivables
Trade receivables are carried at amortised cost less ECLs using the Group’s business model for managing its financial assets, except for trade receivables from provisional copper and gold concentrate sales. The trade receivables from provisional copper and gold concentrate sales are carried at fair value through profit or loss and are marked-to-market at the end of each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue.
7.1.4Environmental trust funds
The environmental trust funds comprise mainly term deposits which are recognised at amortised cost less ECLs using the Group’s business model for managing its financial assets.
7.1.5Trade payables
Trade payables are recognised at amortised cost using the effective interest method.
7.1.6Borrowings
Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method.
Finance expense comprises interest on borrowings and environmental rehabilitation costs offset by interest capitalised on qualifying assets.
Cash flows from interest paid are classified under operating activities in the statement of cash flows.
7.2Derivative financial instruments
The Group may from time to time establish currency and/or interest rate and/or commodity financial instruments to protect underlying cash flows.
Derivative financial instruments are initially recognised at fair value and subsequently re-measured to their fair value with changes therein recognised in profit or loss.
Provisions	Provisions
Provisions are recognised when the Group has a present legal or constructive obligation resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provision for environmental rehabilitation costs	Provision for environmental rehabilitation costs
Long-term provisions for environmental rehabilitation costs are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements.
Rehabilitation work can include facility decommissioning and dismantling, removal or treatment of waste materials, site and land rehabilitation, including compliance with and monitoring of environmental regulations, security and other site-related costs required to perform the rehabilitation work and operation of equipment designed to reduce or eliminate environmental effects.
Full provision is made based on the net present value of the estimated cost of restoring the environmental disturbance that has occurred up to the reporting date. The unwinding of the obligation is accounted for in profit or loss.
The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure.
Changes in estimates are capitalised or reversed against the relevant asset, except where a reduction in the provision is greater than the remaining net book value of the related asset, in which case the value is reduced to nil and the remaining adjustment is recognised in profit or loss. In the case of closed sites, changes in estimates and assumptions are recognised in profit or loss.
Estimates are discounted at the pre-tax risk-free rate in the jurisdiction of the obligation.
Increases due to additional environmental disturbances are capitalised and amortised over the remaining lives of the mines.
These increases are accounted for on a net present value basis.
For the South African and Ghanaian operations, annual contributions are made to a dedicated rehabilitation trust fund and dedicated bank account, respectively, to fund the estimated cost of rehabilitation during and at the end of the life-of-mine. The amounts contributed to this trust fund/bank account are included under non-current assets. Interest earned on monies paid to rehabilitation trust fund/bank account is accrued on a time proportion basis and is recorded as interest income.
In respect of the South African, Ghanaian, Peruvian, Chilean and Canadian operations, bank and other guarantees are provided for funding of the environmental rehabilitation obligations. Refer to financial instruments accounting policy 7.1.4 Environmental trust fund and note 38 of the consolidated financial statements.

Employee benefits	Employee benefits
10.1Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.
10.2Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are recognised as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees.
10.3Share-based payments
The Group operates an equity-settled compensation plan. The fair value of the equity-settled instruments is measured by reference to the fair value of the equity instrument granted which in turn is determined using Monte Carlo simulation models on the date of grant.
Fair value is based on market prices of the equity-settled instruments granted, if available, taking into account the terms and conditions upon which those equity-settled instruments were granted. Fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at grant date. Non-market vesting conditions (service period prior to vesting) are not taken into account when estimating the fair value of the equity-settled instruments at grant date.
Market conditions are taken into account in determining the fair value at grant date.
The fair value of the equity-settled instruments is recognised as an employee benefit expense over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in equity. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.
Where the terms of an equity-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.
10.Employee benefits continued
10.4Long-term incentive plan
The Group operates a long-term incentive plan.
The Group’s net obligation in respect of the long-term incentive plan is the amount of future benefit that employees have earned in return for their services in the current and prior periods. That benefit is estimated using appropriate assumptions and is discounted to determine its present value at each reporting date. Re-measurements are recognised in profit or loss in the period in which they arise.
10.5Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. Termination benefits are expensed at the earlier of the date the Group can no longer withdraw the offer of those benefits or the date the Group recognises costs for a restructuring.
Benefits falling due more than 12 months after the reporting date are discounted to present value.

Stated capital	Stated capital
11.1Ordinary share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
11.2Repurchase and reissue of share capital
When share capital recognised as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are deducted from equity. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity, and the resulting surplus or deficit on the transaction is presented in share premium.

Revenue from contracts with customers	Revenue from contracts with customers
The Group recognises revenue when control over its gold, copper and silver is transferred to the customer. The price is determined by market forces (commodity price and exchange rates). Revenue is measured based on the consideration specified in a contract with the customer.
Customers obtain control of gold, copper and silver on the settlement date. In Peru, customers obtain control of copper and gold concentrate on the shipment date. Copper and gold concentrate revenue is calculated, net of refining and treatment charges, on a best estimate basis on shipment date, using forward metal prices to the estimated final pricing date, adjusted for the specific terms of the agreements. Variations between the price recorded at the shipment date and the actual final price received are caused by changes in prevailing copper and gold prices. Changes in the fair value as a result of changes in the forward metal prices are classified as provisional price adjustments and included as a component of revenue.

Investment income	Investment income
Investment income comprises interest income on funds invested and dividend income from listed and unlisted investments.
Investment income is recognised to the extent that it is probable that economic benefits will flow to the Group and the amount of investment income can be reliably measured. Investment income is stated at the fair value of the consideration received or receivable.
13.1Dividend income
Dividends are recognised in profit or loss when the right to receive payment is established.
13.2Interest income
Interest income is recognised in profit or loss using the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset or amortised cost of the financial liability.
Cash flows from dividends and interest received are classified under operating activities in the statement of cash flows.
Dividends declared	Dividends declared
Dividends and the related taxation thereon are recognised only when such dividends are declared.
Dividend withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid, except dividends paid to South African resident companies, South African retirement funds and other prescribed exempt taxpayers. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid recognised directly in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

Earnings per share	Earnings per share
The Group presents basic and diluted earnings per share. Basic earnings per share is calculated based on the profit attributable to ordinary shareholders divided by the weighted average number of ordinary shares in issue during the period. Diluted earnings per share is determined by adjusting the profit attributable to ordinary shareholders, if applicable, and the weighted average number of ordinary shares in issue for ordinary shares that may be issued in the future.

Assets held for sale	Assets held for sale
Assets (or disposal groups) comprising assets and liabilities, are classified as held for sale if it is highly probable they will be recovered primarily through sale rather than through continuing use. These assets may be a component of an entity, a disposal group or an individual non-current asset.
Assets held for sale are stated at the lower of carrying amount and fair value less costs to sell. Once classified as held for sale or distribution, property, plant and equipment is no longer amortised or depreciated.

Discontinued operations	Discontinued operations
Classification as a discontinued operation occurs on disposal or when the operation meets the criteria to be classified as held-for-sale (refer accounting policy 16), if earlier. When an operation is classified as a discontinued operation, the comparative income statement, statement of comprehensive income, statement of changes in equity and statement of cash flows are re-presented as if the operation had been discontinued from the start of the comparative period.
In cases where an asset is abandoned, such asset is classified as a discontinued operation from the date it ceases to be used.
Segmental reporting	Segmental reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”) and is based on individual mining operations. The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee that makes strategic decisions. The Group’s segmental profit measure is profit for the year.